Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Shares Issued		1,705,154
Preferred Stock, Shares Outstanding		1,705,154
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	90,000,000	90,000,000	90,000,000
Common Stock, Shares, Issued	25,268,259	25,046,438	21,911,396
Common Stock, Shares, Outstanding	25,268,259	25,046,438	21,911,396
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred Stock, Shares Issued	1,705,154	1,705,154
Preferred Stock, Shares Outstanding	1,705,154	1,705,154
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred Stock, Shares Issued	700,000	700,000
Preferred Stock, Shares Outstanding	700,000	700,000
Promissory Notes Payable [Member]
Debt Discount Current		$ 0	$ 36,018
Promissory Notes Payable Related Party [Member]
Debt Discount Current		$ 0	$ 54,639